Schedule of Investments(a)
Invesco Defensive Equity ETF (DEF)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-4.28%
Comcast Corp., Class A	61,405	$2,416,287
Electronic Arts, Inc.	19,628	2,512,384
T-Mobile US, Inc.(b)	15,393	2,112,689
Verizon Communications, Inc.	58,804	2,095,187
		9,136,547
Consumer Discretionary-6.27%
Garmin Ltd.	22,446	2,315,305
Genuine Parts Co.	13,078	1,947,706
McDonald’s Corp.	8,316	2,370,975
O’Reilly Automotive, Inc.(b)	2,652	2,395,578
Starbucks Corp.	21,511	2,100,334
Yum! Brands, Inc.	17,387	2,237,533
		13,367,431
Consumer Staples-10.31%
Brown-Forman Corp., Class B	34,696	2,143,172
Coca-Cola Co. (The)	36,712	2,190,238
Hershey Co. (The)	9,226	2,395,992
Keurig Dr Pepper, Inc.	63,385	1,972,541
Kimberly-Clark Corp.	17,810	2,391,527
PepsiCo, Inc.	12,728	2,320,951
Procter & Gamble Co. (The)	16,014	2,281,995
Sysco Corp.	29,430	2,058,629
Tyson Foods, Inc., Class A	37,671	1,907,659
Walmart, Inc.	15,952	2,342,870
		22,005,574
Financials-19.81%
Bank of America Corp.	67,356	1,871,823
Bank of New York Mellon Corp. (The)	44,039	1,770,368
Brown & Brown, Inc.	38,777	2,416,970
Cboe Global Markets, Inc.	17,876	2,367,140
Chubb Ltd.	10,827	2,011,657
Citigroup, Inc.	43,266	1,917,549
FactSet Research Systems, Inc.	5,411	2,082,640
Fiserv, Inc.(b)	18,860	2,115,903
Goldman Sachs Group, Inc. (The)	6,282	2,034,740
Huntington Bancshares, Inc.	151,858	1,565,656
Intercontinental Exchange, Inc.	21,494	2,277,289
JPMorgan Chase & Co.	16,008	2,172,446
Mastercard, Inc., Class A	6,133	2,238,668
MetLife, Inc.	32,488	1,609,780
Morgan Stanley	22,858	1,868,870
Nasdaq, Inc.	39,950	2,211,233
PNC Financial Services Group, Inc. (The)	15,111	1,750,307
S&P Global, Inc.	6,500	2,388,295
Truist Financial Corp.	50,092	1,526,303
Visa, Inc., Class A	9,914	2,191,291
W.R. Berkley Corp.	33,670	1,874,746
		42,263,674
Health Care-17.56%
Abbott Laboratories	22,185	2,262,870
AbbVie, Inc.	14,730	2,032,151
AmerisourceBergen Corp.	14,522	2,470,918
Boston Scientific Corp.(b)	47,013	2,420,229
Cardinal Health, Inc.	30,349	2,497,723
CVS Health Corp.	27,469	1,868,716
Danaher Corp.	8,889	2,041,092
Elevance Health, Inc.	4,708	2,108,337
Gilead Sciences, Inc.	27,464	2,113,080
Henry Schein, Inc.(b)	28,370	2,096,543
	Shares	Value
Health Care-(continued)
Johnson & Johnson	14,410	$2,234,415
McKesson Corp.	6,512	2,545,150
Merck & Co., Inc.	20,378	2,249,935
Pfizer, Inc.	54,940	2,088,819
Quest Diagnostics, Inc.	16,145	2,141,634
Thermo Fisher Scientific, Inc.	3,977	2,022,145
UnitedHealth Group, Inc.	4,691	2,285,643
		37,479,400
Industrials-17.09%
Automatic Data Processing, Inc.	9,924	2,074,017
Broadridge Financial Solutions, Inc.	15,499	2,274,013
Copart, Inc.(b)	30,981	2,713,626
CSX Corp.	72,753	2,231,334
Dover Corp.	14,442	1,925,552
Fastenal Co.	41,595	2,239,891
Fortive Corp.	32,791	2,135,022
Huntington Ingalls Industries, Inc.	10,330	2,080,255
IDEX Corp.	9,855	1,962,722
Illinois Tool Works, Inc.(c)	9,253	2,023,909
Norfolk Southern Corp.	10,180	2,119,272
Paychex, Inc.	19,468	2,042,777
Republic Services, Inc.	17,219	2,438,727
Snap-on, Inc.	8,936	2,223,813
Trane Technologies PLC	11,451	1,869,147
Union Pacific Corp.	10,816	2,082,296
W.W. Grainger, Inc.	3,141	2,038,572
		36,474,945
Information Technology-11.12%
Akamai Technologies, Inc.(b)	29,652	2,731,542
Amphenol Corp., Class A	27,661	2,087,022
CDW Corp.	10,977	1,884,641
Corning, Inc.	63,795	1,965,524
Hewlett Packard Enterprise Co.	145,844	2,103,071
Juniper Networks, Inc.	70,411	2,138,382
Motorola Solutions, Inc.	8,240	2,323,021
NetApp, Inc.	33,954	2,252,848
TE Connectivity Ltd.	16,986	2,080,445
Teledyne Technologies, Inc.(b)	5,132	1,994,552
Texas Instruments, Inc.	12,512	2,175,587
		23,736,635
Materials-4.73%
Air Products and Chemicals, Inc.	7,562	2,035,237
Amcor PLC	201,119	1,938,787
Dow, Inc.	39,144	1,909,444
FMC Corp.	17,215	1,791,737
Martin Marietta Materials, Inc.	6,068	2,415,307
		10,090,512
Real Estate-3.71%
Camden Property Trust	19,424	2,029,225
Healthpeak Properties, Inc.	93,282	1,861,909
Realty Income Corp.	34,118	2,027,974
Regency Centers Corp.	35,544	2,000,061
		7,919,169
Utilities-5.03%
American Electric Power Co., Inc.	24,688	2,052,066
CenterPoint Energy, Inc.	78,771	2,222,130
CMS Energy Corp.	36,893	2,139,056
See accompanying notes which are an integral part of this schedule.

Invesco Defensive Equity ETF (DEF)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Consolidated Edison, Inc.	24,042	$2,243,119
Entergy Corp.	21,236	2,085,375
		10,741,746
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $211,642,045)		213,215,633
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.01%
Invesco Private Government Fund, 5.10%(d)(e)(f)	6,376	6,376
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	16,416	$16,414
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,790)		22,790
TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $211,664,835)		213,238,423
OTHER ASSETS LESS LIABILITIES-0.08%		176,956
NET ASSETS-100.00%		$213,415,379

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,209	$6,378,929	$(6,431,138)	$-	$-	$-	$5,409
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,623,981	(3,617,605)	-	-	6,376	1,125*
Invesco Private Prime Fund	-	9,196,264	(9,179,749)	-	(101)	16,414	2,894*
Total	$52,209	$19,199,174	$(19,228,492)	$-	$(101)	$22,790	$9,428

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-12.07%
Activision Blizzard, Inc.(b)	2,525	$202,505
Alphabet, Inc., Class A(b)	59,015	7,251,173
Altice USA, Inc., Class A(b)	15,880	40,653
AT&T, Inc.	158,587	2,494,574
Charter Communications, Inc., Class A(b)(c)	1,911	623,273
Comcast Corp., Class A	45,841	1,803,843
DISH Network Corp., Class A(b)	9,692	62,320
Electronic Arts, Inc.	1,228	157,184
Fox Corp., Class A(c)	6,576	205,171
IAC, Inc.(b)	644	35,961
Interpublic Group of Cos., Inc. (The)	3,974	147,793
Liberty Broadband Corp., Class C(b)	1,645	121,894
Liberty Media Corp.-Liberty Formula One, Class C(b)	850	59,840
Lumen Technologies, Inc.	33,254	65,843
Meta Platforms, Inc., Class A(b)	19,194	5,081,036
Netflix, Inc.(b)	1,236	488,504
News Corp., Class A	6,607	120,974
Nexstar Media Group, Inc., Class A	474	71,536
Omnicom Group, Inc.	2,127	187,580
Paramount Global, Class B(c)	8,514	129,498
Telephone & Data Systems, Inc.	4,397	29,372
T-Mobile US, Inc.(b)	4,227	580,156
Verizon Communications, Inc.	46,781	1,666,807
Walt Disney Co. (The)(b)	8,272	727,605
Warner Bros Discovery, Inc.(b)	9,600	108,288
		22,463,383
Consumer Discretionary-10.59%
Adient PLC(b)	1,946	65,561
Advance Auto Parts, Inc.	730	53,210
Airbnb, Inc., Class A(b)	972	106,696
Amazon.com, Inc.(b)	27,968	3,372,381
Aptiv PLC(b)	1,427	125,690
Aramark	2,309	91,159
Asbury Automotive Group, Inc.(b)(c)	385	80,507
Autoliv, Inc. (Sweden)	885	72,127
AutoNation, Inc.(b)	1,257	164,566
AutoZone, Inc.(b)	150	358,026
Bath & Body Works, Inc.	3,419	120,486
Best Buy Co., Inc.	4,759	345,837
Booking Holdings, Inc.(b)	61	153,035
BorgWarner, Inc.	3,152	139,728
Brunswick Corp.(c)	778	58,739
Burlington Stores, Inc.(b)	391	58,830
Caesars Entertainment, Inc.(b)	1,211	49,663
Capri Holdings Ltd.(b)	1,317	46,227
CarMax, Inc.(b)(c)	1,189	85,858
Chipotle Mexican Grill, Inc.(b)	63	130,819
D.R. Horton, Inc.	3,087	329,815
Dana, Inc.	3,207	41,274
Darden Restaurants, Inc.(c)	823	130,462
Dick’s Sporting Goods, Inc.	1,724	219,827
Dillard’s, Inc., Class A(c)	216	59,467
Domino’s Pizza, Inc.	180	52,173
eBay, Inc.	8,349	355,166
Expedia Group, Inc.(b)	1,094	104,707
Foot Locker, Inc.(c)	2,667	67,528
Ford Motor Co.	90,222	1,082,664
Gap, Inc. (The)(c)	5,258	42,169
Garmin Ltd.	759	78,291
General Motors Co.	34,564	1,120,219
	Shares	Value
Consumer Discretionary-(continued)
Genuine Parts Co.	1,206	$179,610
Goodyear Tire & Rubber Co. (The)(b)	9,494	130,353
Group 1 Automotive, Inc.	498	111,308
Hanesbrands, Inc.(c)	4,299	17,669
Harley-Davidson, Inc.	1,844	57,367
Hasbro, Inc.	898	53,296
Home Depot, Inc. (The)	5,746	1,628,704
Kohl’s Corp.	4,492	82,293
Lear Corp.	906	111,130
Lennar Corp., Class A	4,159	445,512
Lithia Motors, Inc., Class A(c)	452	105,443
LKQ Corp.	2,916	153,819
Lowe’s Cos., Inc.	6,060	1,218,848
lululemon athletica, inc.(b)	252	83,646
Macy’s, Inc.(c)	8,637	117,377
Marriott International, Inc., Class A	398	66,780
McDonald’s Corp.	1,919	547,126
MercadoLibre, Inc. (Brazil)(b)	77	95,403
MGM Resorts International	3,420	134,372
Mohawk Industries, Inc.(b)	890	81,916
Murphy USA, Inc.	342	94,536
Newell Brands, Inc.	5,150	42,796
NIKE, Inc., Class B	4,611	485,354
NVR, Inc.(b)	29	161,072
ODP Corp. (The)(b)	1,387	55,563
O’Reilly Automotive, Inc.(b)	404	364,937
Penn Entertainment, Inc.(b)(c)	1,722	43,119
Penske Automotive Group, Inc.(c)	521	72,013
Polaris, Inc.	740	79,705
PulteGroup, Inc.	3,457	228,439
PVH Corp.	1,327	114,149
Qurate Retail, Inc., Class A(b)	38,919	32,307
Ralph Lauren Corp.(c)	659	70,058
Ross Stores, Inc.	2,357	244,232
Service Corp. International	1,096	69,717
Signet Jewelers Ltd.(c)	1,157	73,458
Starbucks Corp.	4,655	454,514
Tapestry, Inc.	2,834	113,417
Taylor Morrison Home Corp., Class A(b)	2,148	91,140
Tempur Sealy International, Inc.	2,611	93,056
Tesla, Inc.(b)	2,055	419,076
Thor Industries, Inc.(c)	1,049	82,105
TJX Cos., Inc. (The)	6,623	508,580
Toll Brothers, Inc.	1,968	133,234
Tractor Supply Co.	689	144,408
Tri Pointe Homes, Inc.(b)	2,373	69,315
Ulta Beauty, Inc.(b)	308	126,228
VF Corp.	2,183	37,591
Wayfair, Inc., Class A(b)(c)	1,169	47,134
Whirlpool Corp.	1,137	147,003
Williams-Sonoma, Inc.(c)	1,034	117,369
Yum! Brands, Inc.	817	105,140
		19,705,644
Consumer Staples-9.40%
Albertson’s Cos., Inc., Class A	3,106	63,238
Altria Group, Inc.	11,842	526,022
Archer-Daniels-Midland Co.	6,190	437,324
BJ’s Wholesale Club Holdings, Inc.(b)	1,631	102,182
Brown-Forman Corp., Class B	1,048	64,735
Bunge Ltd.	1,486	137,663
Campbell Soup Co.	1,437	72,640
Casey’s General Stores, Inc.	328	74,013
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Church & Dwight Co., Inc.	974	$90,046
Clorox Co. (The)	799	126,386
Coca-Cola Co. (The)	15,011	895,556
Colgate-Palmolive Co.	3,864	287,404
Conagra Brands, Inc.	4,936	172,118
Constellation Brands, Inc., Class A	963	233,980
Costco Wholesale Corp.	3,050	1,560,258
Darling Ingredients, Inc.(b)	699	44,303
Dollar General Corp.	1,943	390,718
Dollar Tree, Inc.(b)	1,731	233,477
Estee Lauder Cos., Inc. (The), Class A	1,080	198,753
General Mills, Inc.	4,020	338,323
Herbalife Ltd.(b)(c)	3,074	36,396
Hershey Co. (The)	700	181,790
Hormel Foods Corp.	2,624	100,368
Ingredion, Inc.	647	67,676
JM Smucker Co. (The)	1,160	170,044
Kellogg Co.	2,170	144,891
Keurig Dr Pepper, Inc.	4,645	144,552
Kimberly-Clark Corp.	1,773	238,079
Kraft Heinz Co. (The)	12,685	484,821
Kroger Co. (The)	15,675	710,548
McCormick & Co., Inc.	930	79,729
Molson Coors Beverage Co., Class B	2,913	180,169
Mondelez International, Inc., Class A	8,774	644,099
Monster Beverage Corp.(b)	1,325	77,672
PepsiCo, Inc.	5,678	1,035,383
Performance Food Group Co.(b)	3,383	187,046
Philip Morris International, Inc.	6,604	594,426
Post Holdings, Inc.(b)	805	68,393
Procter & Gamble Co. (The)	13,064	1,861,620
Rite Aid Corp.(b)(c)	15,476	27,702
Sysco Corp.	3,549	248,253
Target Corp.	5,925	775,760
Tyson Foods, Inc., Class A	4,576	231,729
United Natural Foods, Inc.(b)	3,162	84,457
US Foods Holding Corp.(b)(c)	4,062	161,586
Walgreens Boots Alliance, Inc.	16,684	506,693
Walmart, Inc.	16,346	2,400,737
		17,493,758
Energy-6.80%
Antero Resources Corp.(b)	1,986	40,534
APA Corp.	2,481	78,846
Baker Hughes Co., Class A	6,209	169,195
Cheniere Energy, Inc.	828	115,730
Chesapeake Energy Corp.(c)	642	48,310
Chevron Corp.	13,474	2,029,454
ConocoPhillips	8,417	835,808
Coterra Energy, Inc.	2,851	66,286
Devon Energy Corp.	2,531	116,679
Diamondback Energy, Inc.	1,329	168,982
EOG Resources, Inc.	3,406	365,430
EQT Corp.	2,218	77,120
Exxon Mobil Corp.	36,596	3,739,379
Halliburton Co.	3,587	102,768
Hess Corp.	976	123,630
HF Sinclair Corp.	1,719	71,235
Kinder Morgan, Inc.	21,406	344,851
Marathon Oil Corp.	5,884	130,389
Marathon Petroleum Corp.	8,461	887,644
Murphy Oil Corp.	1,670	58,116
NOV, Inc.	3,395	47,768
	Shares	Value
Energy-(continued)
Occidental Petroleum Corp.	6,507	$375,194
ONEOK, Inc.	3,320	188,111
Ovintiv, Inc.	2,608	86,247
PBF Energy, Inc., Class A	2,705	99,571
PDC Energy, Inc.	819	56,200
Phillips 66	6,735	616,993
Pioneer Natural Resources Co.	1,189	237,134
Schlumberger N.V.	6,747	288,974
Targa Resources Corp.	1,905	129,635
TechnipFMC PLC (United Kingdom)(b)(c)	7,977	104,818
Valero Energy Corp.	4,863	520,536
Williams Cos., Inc. (The)	7,808	223,777
World Fuel Services Corp.	4,675	106,917
		12,652,261
Financials-9.54%
Affiliated Managers Group, Inc.	584	81,229
Allstate Corp. (The)	4,920	533,574
American Express Co.	4,801	761,247
Aon PLC, Class A	955	294,417
Arthur J. Gallagher & Co.	816	163,469
Assurant, Inc.	733	87,953
Berkshire Hathaway, Inc., Class B(b)	19,615	6,297,984
Blackstone, Inc., Class A	3,770	322,863
Block, Inc., Class A(b)	1,231	74,340
Brown & Brown, Inc.	990	61,707
Cboe Global Markets, Inc.	745	98,653
Chubb Ltd.	4,669	867,500
Cincinnati Financial Corp.	1,281	123,616
Credit Acceptance Corp.(b)	103	45,905
Equitable Holdings, Inc.	5,414	132,860
Evercore, Inc., Class A	447	48,254
Everest Re Group Ltd.	561	190,751
Fidelity National Financial, Inc.	5,034	171,861
First American Financial Corp.	1,674	91,953
Fiserv, Inc.(b)	4,113	461,437
FleetCor Technologies, Inc.(b)	394	89,261
Franklin Resources, Inc.(c)	3,253	78,104
Hanover Insurance Group, Inc. (The)	480	53,501
Hartford Financial Services Group, Inc. (The)	5,108	350,000
Invesco Ltd.(d)	7,288	104,801
Janus Henderson Group PLC	2,958	77,736
Kemper Corp.	1,283	55,528
Lazard Ltd., Class A(c)	1,551	44,498
LPL Financial Holdings, Inc.	277	53,954
Markel Group, Inc.(b)(c)	131	172,230
Marsh & McLennan Cos., Inc.	1,926	333,545
Mastercard, Inc., Class A	1,901	693,903
Moody’s Corp.	494	156,539
MSCI, Inc.	135	63,522
Nasdaq, Inc.	1,893	104,777
Old Republic International Corp.	5,875	143,879
OneMain Holdings, Inc.	3,326	125,922
PayPal Holdings, Inc.(b)	6,011	372,622
Progressive Corp. (The)	5,300	677,923
Rocket Cos., Inc., Class A(b)(c)	23,857	191,333
S&P Global, Inc.	639	234,788
StoneX Group, Inc.(b)	2,643	212,206
T. Rowe Price Group, Inc.(c)	1,819	194,924
Travelers Cos., Inc. (The)	3,327	563,061
Virtu Financial, Inc., Class A	2,363	41,565
Visa, Inc., Class A(c)	5,758	1,272,691
W.R. Berkley Corp.	1,573	87,585

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Western Union Co. (The)	4,186	$47,678
Willis Towers Watson PLC	1,055	230,887
		17,740,536
Health Care-14.99%
Abbott Laboratories	7,137	727,974
AbbVie, Inc.	8,232	1,135,687
Agilent Technologies, Inc.	1,066	123,304
Align Technology, Inc.(b)	240	67,838
AmerisourceBergen Corp.	4,212	716,672
Amgen, Inc.	3,233	713,361
Avantor, Inc.(b)	1,907	38,026
Baxter International, Inc.	2,762	112,469
Becton, Dickinson and Co.	1,644	397,453
Biogen, Inc.(b)	1,436	425,645
BioNTech SE, ADR (Germany)	774	81,332
Boston Scientific Corp.(b)	4,891	251,789
Bristol-Myers Squibb Co.	15,823	1,019,634
Cardinal Health, Inc.	12,808	1,054,098
Centene Corp.(b)	8,620	537,974
Cigna Group (The)	5,348	1,323,149
Cooper Cos., Inc. (The)	205	76,164
CVS Health Corp.	21,061	1,432,780
Danaher Corp.	1,927	442,478
DaVita, Inc.(b)	1,767	165,515
DENTSPLY SIRONA, Inc.	1,815	65,558
Edwards Lifesciences Corp.(b)	1,081	91,053
Elanco Animal Health, Inc.(b)	2,523	20,562
Elevance Health, Inc.	2,202	986,100
Eli Lilly and Co.	1,603	688,424
Encompass Health Corp.	795	49,306
Enhabit, Inc.(b)(c)	414	4,455
GE HealthCare Technologies, Inc.(b)	2,528	201,001
Gilead Sciences, Inc.	9,973	767,323
HCA Healthcare, Inc.	2,360	623,488
Henry Schein, Inc.(b)	1,088	80,403
Hologic, Inc.(b)	1,496	118,019
Horizon Therapeutics PLC(b)	659	65,920
Humana, Inc.	1,214	609,270
IDEXX Laboratories, Inc.(b)	147	68,321
Illumina, Inc.(b)	384	75,514
Intuitive Surgical, Inc.(b)	605	186,243
IQVIA Holdings, Inc.(b)(c)	821	161,663
Jazz Pharmaceuticals PLC(b)(c)	343	43,959
Johnson & Johnson	11,040	1,711,862
Laboratory Corp. of America Holdings	904	192,127
McKesson Corp.	3,522	1,376,539
Medtronic PLC	7,648	632,948
Merck & Co., Inc.	10,532	1,162,838
Mettler-Toledo International, Inc.(b)	66	87,243
Moderna, Inc.(b)	2,250	287,348
Molina Healthcare, Inc.(b)	553	151,467
Perrigo Co. PLC	1,613	51,551
Pfizer, Inc.	33,040	1,256,181
Quest Diagnostics, Inc.	1,599	212,107
Regeneron Pharmaceuticals, Inc.(b)	564	414,856
ResMed, Inc.	276	58,178
Revvity, Inc.	551	63,541
STERIS PLC(c)	286	57,191
Stryker Corp.	1,032	284,399
Syneos Health, Inc.(b)	763	31,741
Tenet Healthcare Corp.(b)	1,801	128,231
Thermo Fisher Scientific, Inc.	1,236	628,457
	Shares	Value
Health Care-(continued)
UnitedHealth Group, Inc.	4,986	$2,429,379
Universal Health Services, Inc., Class B	1,143	151,025
Vertex Pharmaceuticals, Inc.(b)	744	240,736
Viatris, Inc.	20,815	190,457
Waters Corp.(b)	151	37,934
Zimmer Biomet Holdings, Inc.	1,172	149,242
Zoetis, Inc.	912	148,665
		27,886,167
Industrials-9.85%
3M Co.	4,167	388,823
A.O. Smith Corp.	932	59,592
AECOM	1,729	134,949
AGCO Corp.	665	73,336
AMETEK, Inc.	783	113,590
Automatic Data Processing, Inc.	1,414	295,512
Avis Budget Group, Inc.(b)	714	119,802
Boise Cascade Co.	675	48,479
Booz Allen Hamilton Holding Corp.	946	95,149
Broadridge Financial Solutions, Inc.	383	56,194
Builders FirstSource, Inc.(b)	2,286	265,062
C.H. Robinson Worldwide, Inc.(c)	1,193	112,786
CACI International, Inc., Class A(b)	267	79,892
Carlisle Cos., Inc.	262	55,659
Carrier Global Corp.	4,745	194,071
Caterpillar, Inc.	3,079	633,504
Cintas Corp.	331	156,278
Copart, Inc.(b)	865	75,765
CoStar Group, Inc.(b)	852	67,649
CSX Corp.	11,671	357,950
Cummins, Inc.	1,362	278,406
Deere & Co.	1,639	567,061
Dover Corp.	691	92,131
Eaton Corp. PLC	2,057	361,826
EMCOR Group, Inc.	633	104,344
Emerson Electric Co.	3,210	249,353
Equifax, Inc.	388	80,945
Expeditors International of Washington, Inc.	1,036	114,281
Fastenal Co.	1,794	96,607
FedEx Corp.	3,317	723,040
Fluor Corp.(b)(c)	2,033	53,997
Fortive Corp.	1,709	111,273
Fortune Brands Innovations, Inc.	1,208	73,024
General Dynamics Corp.	2,160	441,029
General Electric Co.	7,637	775,385
Genpact Ltd.	1,177	43,290
Honeywell International, Inc.	3,337	639,369
Howmet Aerospace, Inc.	1,810	77,378
Hubbell, Inc.	268	75,699
Huntington Ingalls Industries, Inc.	393	79,142
Illinois Tool Works, Inc.	1,107	242,134
Ingersoll Rand, Inc.	2,352	133,264
J.B. Hunt Transport Services, Inc.	462	77,140
Jacobs Solutions, Inc.	819	89,762
Johnson Controls International PLC	6,586	393,184
Knight-Swift Transportation Holdings, Inc.	1,833	100,797
L3Harris Technologies, Inc.	1,808	318,063
Leidos Holdings, Inc.	1,047	81,729
Lennox International, Inc.	232	63,918
Lockheed Martin Corp.	1,713	760,589
ManpowerGroup, Inc.	1,296	90,940
Masco Corp.	1,792	86,589
MDU Resources Group, Inc.	2,282	66,589

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Norfolk Southern Corp.	1,649	$343,289
Northrop Grumman Corp.	1,002	436,361
Old Dominion Freight Line, Inc.	317	98,410
Oshkosh Corp.	850	62,756
Otis Worldwide Corp.	1,520	120,855
Owens Corning	1,283	136,421
PACCAR, Inc.	4,253	292,521
Parker-Hannifin Corp.	728	233,280
Paychex, Inc.	792	83,105
Pentair PLC	1,021	56,635
Quanta Services, Inc.	811	144,017
Raytheon Technologies Corp.	10,676	983,687
Republic Services, Inc.	930	131,716
Robert Half International, Inc.	659	42,848
Rockwell Automation, Inc.	466	129,828
RXO, Inc.(b)	1,420	29,635
Ryder System, Inc.	1,322	104,213
Schneider National, Inc., Class B	2,264	58,683
Science Applications International Corp.	731	71,148
Snap-on, Inc.	423	105,268
SS&C Technologies Holdings, Inc.	1,554	85,408
Stanley Black & Decker, Inc.	1,756	131,647
Textron, Inc.	2,283	141,249
Toro Co. (The)	643	62,905
Trane Technologies PLC	1,330	217,096
TransUnion(c)	597	42,972
Uber Technologies, Inc.(b)	3,767	142,882
Union Pacific Corp.	3,543	682,098
United Parcel Service, Inc., Class B	5,226	872,742
United Rentals, Inc.	530	176,909
Univar Solutions, Inc.(b)	1,742	62,050
Verisk Analytics, Inc.	494	108,240
W.W. Grainger, Inc.	256	166,149
Wabtec Corp.	1,388	128,570
Waste Connections, Inc.	985	134,600
Waste Management, Inc.	1,763	285,465
Watsco, Inc.(c)	201	65,198
WESCO International, Inc.	665	91,358
XPO, Inc.(b)(c)	1,455	68,283
Xylem, Inc.	755	75,651
		18,332,468
Information Technology-21.21%
Accenture PLC, Class A	2,736	836,997
Adobe, Inc.(b)	1,202	502,184
Advanced Micro Devices, Inc.(b)	2,480	293,161
Akamai Technologies, Inc.(b)	905	83,369
Amdocs Ltd.	1,106	104,152
Amkor Technology, Inc.	2,782	68,938
Amphenol Corp., Class A	1,999	150,825
Analog Devices, Inc.	2,136	379,546
ANSYS, Inc.(b)	200	64,718
Apple, Inc.	63,285	11,217,266
Applied Materials, Inc.	4,591	611,980
Arista Networks, Inc.(b)	524	87,162
Arrow Electronics, Inc.(b)	1,630	206,423
Autodesk, Inc.(b)	519	103,483
Avnet, Inc.	2,173	95,264
Broadcom, Inc.	1,727	1,395,347
Cadence Design Systems, Inc.(b)	545	125,846
CDW Corp.	1,037	178,043
Ciena Corp.(b)(c)	991	46,319
Cisco Systems, Inc.	28,532	1,417,184
	Shares	Value
Information Technology-(continued)
Cognizant Technology Solutions Corp., Class A	3,767	$235,400
Corning, Inc.	6,735	207,505
Dell Technologies, Inc., Class C	16,426	736,049
Dropbox, Inc., Class A(b)	3,227	74,286
DXC Technology Co.(b)	3,774	94,463
F5, Inc.(b)	373	55,047
Fair Isaac Corp.(b)	151	118,938
Flex Ltd.(b)	9,306	236,279
Fortinet, Inc.(b)	1,160	79,263
Gartner, Inc.(b)	410	140,573
Gen Digital, Inc.	2,210	38,763
GoDaddy, Inc., Class A(b)	784	57,530
Hewlett Packard Enterprise Co.	23,961	345,518
HP, Inc.	18,693	543,219
Intel Corp.	48,151	1,513,867
International Business Machines Corp.	7,735	994,644
Intuit, Inc.	728	305,119
Jabil, Inc.	2,687	240,540
Juniper Networks, Inc.	2,917	88,589
Keysight Technologies, Inc.(b)	719	116,334
KLA Corp.	542	240,101
Lam Research Corp.	690	425,523
Marvell Technology, Inc.(c)	2,254	131,836
Microchip Technology, Inc.	1,960	147,510
Micron Technology, Inc.	9,485	646,877
Microsoft Corp.	20,689	6,794,061
Motorola Solutions, Inc.	546	153,928
NCR Corp.(b)	1,675	39,698
NetApp, Inc.	1,400	92,890
NVIDIA Corp.	2,776	1,050,272
ON Semiconductor Corp.(b)	1,442	120,551
Oracle Corp.	13,851	1,467,375
Palo Alto Networks, Inc.(b)	614	131,021
Qorvo, Inc.(b)	993	96,579
QUALCOMM, Inc.	5,263	596,877
Roper Technologies, Inc.	316	143,534
Salesforce, Inc.(b)	3,093	690,914
Seagate Technology Holdings PLC(c)	2,480	149,048
ServiceNow, Inc.(b)	254	138,374
Skyworks Solutions, Inc.	1,153	119,347
Synopsys, Inc.(b)	367	166,970
TD SYNNEX Corp.	644	57,561
TE Connectivity Ltd.	1,878	230,017
Teledyne Technologies, Inc.(b)	151	58,686
Teradyne, Inc.	667	66,827
Texas Instruments, Inc.	2,992	520,249
Trimble, Inc.(b)	885	41,303
Twilio, Inc., Class A(b)(c)	575	40,032
VMware, Inc., Class A(b)	2,382	324,643
Western Digital Corp.(b)	2,971	115,067
Workday, Inc., Class A(b)	441	93,488
Xerox Holdings Corp.	5,892	82,900
Zebra Technologies Corp., Class A(b)	198	51,989
Zoom Video Communications, Inc., Class A(b)	734	49,273
		39,465,454
Materials-3.71%
Air Products and Chemicals, Inc.	1,023	275,330
Albemarle Corp.	269	52,060
Alcoa Corp.	1,234	39,142
Amcor PLC	12,520	120,693
Ashland, Inc.	514	43,628
Avery Dennison Corp.	480	77,342

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Ball Corp.	1,978	$101,195
Berry Global Group, Inc.	1,810	103,550
Celanese Corp.	907	94,346
CF Industries Holdings, Inc.	1,192	73,320
Chemours Co. (The)	1,428	37,828
Cleveland-Cliffs, Inc.(b)	6,014	83,474
Corteva, Inc.	5,057	270,499
Crown Holdings, Inc.	1,097	83,624
Dow, Inc.	7,864	383,606
DuPont de Nemours, Inc.	5,997	402,938
Eastman Chemical Co.	1,386	106,847
Ecolab, Inc.	858	141,613
FMC Corp.	606	63,072
Freeport-McMoRan, Inc.	8,666	297,590
Graphic Packaging Holding Co.	3,007	71,867
Huntsman Corp.	1,998	47,453
International Flavors & Fragrances, Inc.	1,407	108,747
International Paper Co.	4,926	145,021
Linde PLC	2,597	918,455
Louisiana-Pacific Corp.	1,506	88,131
LyondellBasell Industries N.V., Class A	2,962	253,370
Martin Marietta Materials, Inc.	263	104,685
Mosaic Co. (The)	2,716	86,803
Newmont Corp.	5,381	218,200
Nucor Corp.	3,327	439,364
Olin Corp.	1,326	62,733
Packaging Corp. of America	593	73,550
PPG Industries, Inc.	1,369	179,736
Reliance Steel & Aluminum Co.	619	145,267
RPM International, Inc.	654	52,183
Sealed Air Corp.	944	35,730
Sherwin-Williams Co. (The)	1,159	263,997
Sonoco Products Co.	973	58,244
Steel Dynamics, Inc.	2,034	186,925
Ternium S.A., ADR (Mexico)(c)	3,966	147,971
United States Steel Corp.	6,515	136,294
Vulcan Materials Co.	550	107,525
WestRock Co.	4,312	120,779
		6,904,727
Real Estate-0.46%
CBRE Group, Inc., Class A(b)	2,155	161,453
Equinix, Inc.	233	173,713
Iron Mountain, Inc.	1,261	67,363
Jones Lang LaSalle, Inc.(b)(c)	593	83,222
Public Storage	641	181,595
	Shares	Value
Real Estate-(continued)
SBA Communications Corp., Class A	271	$60,102
Weyerhaeuser Co.	4,176	119,684
		847,132
Utilities-1.34%
AES Corp. (The)	5,851	115,499
Alliant Energy Corp.	1,083	55,731
CenterPoint Energy, Inc.	3,246	91,570
CMS Energy Corp.	1,699	98,508
Consolidated Edison, Inc.	2,518	234,929
DTE Energy Co.	1,796	193,250
Edison International	2,518	170,015
Entergy Corp.	1,664	163,405
Eversource Energy	2,126	147,183
Exelon Corp.	9,368	371,441
FirstEnergy Corp.	4,126	154,271
NiSource, Inc.	2,994	80,509
NRG Energy, Inc.	2,959	99,985
UGI Corp.	1,951	54,569
Vistra Corp.	4,785	114,696
WEC Energy Group, Inc.	1,763	153,998
Xcel Energy, Inc.	3,088	201,616
		2,501,175
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $193,703,007)		185,992,705
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.38%
Invesco Private Government Fund, 5.10%(d)(e)(f)	1,238,169	1,238,169
Invesco Private Prime Fund, 5.22%(d)(e)(f)	3,185,453	3,185,135
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,423,715)		4,423,304
TOTAL INVESTMENTS IN SECURITIES-102.34% (Cost $198,126,722)		190,416,009
OTHER ASSETS LESS LIABILITIES-(2.34)%		(4,362,141)
NET ASSETS-100.00%		$186,053,868

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$103,448	$77,166	$(56,513)	$(20,875)	$1,575	$104,801	$4,659
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	56,869	3,754,401	(3,811,270)	-	-	-	2,409
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,578,393	21,979,608	(22,319,832)	-	-	1,238,169	61,441*
Invesco Private Prime Fund	4,058,724	44,407,001	(45,279,756)	(440)	(394)	3,185,135	162,826*
Total	$5,797,434	$70,218,176	$(71,467,371)	$(21,315)	$1,181	$4,528,105	$231,335

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Defensive Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$213,215,633	$-	$-	$213,215,633
Money Market Funds	-	22,790	-	22,790
Total Investments	$213,215,633	$22,790	$-	$213,238,423
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$185,992,705	$-	$-	$185,992,705
Money Market Funds	-	4,423,304	-	4,423,304
Total Investments	$185,992,705	$4,423,304	$-	$190,416,009